Warrants - Schedule of Weighted-Average Strike Price and Time to Maturity for Each Warrant Tranche (Details) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liability Classified Warrants [Member] | Private Placement Warrants [Member]
Liability Classified Warrants
Warrant Share Equivalents	229,520	229,520	229,520
Weighted-Average Strike Price	$ 287.5	$ 287.5	$ 287.5
Weighted-Average Time to Maturity	2 years 6 months 29 days	2 years 9 months 25 days	3 years 9 months 25 days
Liability Classified Warrants [Member] | PIPE Investor Warrants [Member]
Liability Classified Warrants
Warrant Share Equivalents	20,000	20,000	20,000
Weighted-Average Strike Price	$ 287.5	$ 287.5	$ 287.5
Weighted-Average Time to Maturity	2 years 6 months 29 days	2 years 9 months 25 days	3 years 9 months 25 days
Liability Classified Warrants [Member] | Investor D Warrants [Member]
Liability Classified Warrants
Warrant Share Equivalents			254,732
Weighted-Average Strike Price			$ 12.5
Weighted-Average Time to Maturity			4 years 7 months 24 days
Equity Classified Warrants [Member] | Investor E Warrants [Member]
Liability Classified Warrants
Warrant Share Equivalents		650,446
Weighted-Average Strike Price		$ 20.76
Weighted-Average Time to Maturity		4 years 10 days
Equity Classified Warrants [Member] | July 2024 Warrants [Member]
Liability Classified Warrants
Warrant Share Equivalents	1,014,219	1,014,219
Weighted-Average Strike Price	$ 10.72	$ 10.72
Weighted-Average Time to Maturity	4 years 3 months 10 days	4 years 6 months 10 days
Equity Classified Warrants [Member] | Placement Agent warrants [Member]
Liability Classified Warrants
Warrant Share Equivalents		21,682
Weighted-Average Strike Price		$ 22.75
Weighted-Average Time to Maturity		4 years 29 days
Equity Classified Warrants [Member] | Public Stockholders' Warrants [Member]
Liability Classified Warrants
Warrant Share Equivalents	422,000	422,000	422,000
Weighted-Average Strike Price	$ 287.5	$ 287.5	$ 287.5
Weighted-Average Time to Maturity	2 years 6 months 29 days	2 years 9 months 25 days	3 years 9 months 25 days
Legacy SeaStar Inc. Warrants [Member] | Equity Classified Warrants [Member]
Liability Classified Warrants
Warrant Share Equivalents		1,957	1,957
Weighted-Average Strike Price		$ 250	$ 250
Weighted-Average Time to Maturity		1 year 4 months 17 days	2 years 4 months 17 days